INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Components of earnings before income taxes [Abstract]
U.S.	$ 115,231	$ 79,365	$ 59,334
Foreign	15,771	16,348	10,924
Total	$ 131,002	$ 95,713	$ 70,258